Consolidated Balance Sheets - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
ASSETS
Cash and due from banks (Note 8)		¥ 25,682,741	¥ 8,656,322
Interest-earning deposits in other banks (Notes 8 and 32)		38,327,029	41,017,579
Call loans and funds sold		704,237	699,025
Receivables under resale agreements (Notes 15 and 32)		8,188,146	7,446,665
Receivables under securities borrowing transactions (Notes 15 and 32)		11,002,724	6,041,984
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥11,929,762 and ¥6,175,242 in 2016 and 2017) (including ¥23,656,715 and ¥14,957,135 measured at fair value under fair value option in 2016 and 2017) (Notes 8, 15, 24 and 32)		41,320,049	50,825,399
Investment securities (Notes 3, 8 and 32):
Available-for-sale securities-carried at fair value (including assets pledged that secured parties are permitted to sell or repledge of ¥4,811,104 and ¥11,133,433 in 2016 and 2017)		39,090,099	41,226,231
Held-to-maturity securities-carried at amortized cost (including assets pledged that secured parties are permitted to sell or repledge of ¥27,859 and ¥446,146 in 2016 and 2017) (fair value of ¥3,931,248 and ¥3,637,751 in 2016 and 2017)		3,587,321	3,866,668
Other investment securities		556,161	554,715
Total investment securities		43,233,581	45,647,614
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥1,192,996 and ¥1,010,730 in 2016 and 2017) (Notes 4 and 8)	[1]	118,214,972	122,790,958
Allowance for credit losses (Note 4)		(1,182,188)	(1,111,130)
Net loans		117,032,784	121,679,828
Premises and equipment-net (Note 5)		994,271	1,005,905
Accrued interest		281,752	325,373
Customers' acceptance liability		156,208	132,532
Intangible assets-net (Notes 2 and 6)		1,020,359	1,015,150
Goodwill (Notes 2 and 6)		450,143	454,375
Deferred tax assets (Notes 7 and 14)		76,452	155,010
Other assets (Notes 8, 13, 14 and 32)		8,714,543	7,454,594
Total assets		297,185,019	292,557,355
LIABILITIES AND EQUITY
Deposits (Notes 8 and 9): Domestic offices, Non-interest-bearing		23,098,886	20,045,780
Deposits (Notes 8 and 9): Domestic offices, Interest-bearing		121,741,545	115,432,472
Deposits (Notes 8 and 9): Overseas offices, Non-interest-bearing		6,387,219	5,919,018
Deposits (Notes 8 and 9): Overseas offices, Interest-bearing		39,173,973	40,040,817
Total deposits		190,401,623	181,438,087
Call money and funds purchased (Notes 8 and 10)		1,974,977	1,388,589
Payables under repurchase agreements (Notes 8, 15 and 16)		16,081,499	22,114,424
Payables under securities lending transactions (Notes 8, 15 and 16)		5,549,004	4,710,407
Due to trust account (Note 11)		3,335,155	6,338,154
Other short-term borrowings (including ¥110,110 and ¥112,424 measured at fair value under fair value option in 2016 and 2017) (Notes 8, 12 and 32)		7,969,521	9,357,728
Trading account liabilities (Notes 15, 24 and 32)		18,790,133	21,025,012
Obligations to return securities received as collateral (Notes 15, 16 and 32)		3,516,232	1,919,066
Bank acceptances outstanding		156,208	132,532
Accrued interest		147,351	132,802
Long-term debt (including ¥499,386 and ¥377,423 measured at fair value under fair value option in 2016 and 2017) (Notes 8, 12 and 32)		27,743,443	21,959,136
Other liabilities (Notes 1, 7, 8, 13, 14 and 27)		6,755,165	7,193,151
Total liabilities		282,420,311	277,709,088
Commitments and contingent liabilities (Notes 25 and 27)
Mitsubishi UFJ Financial Group shareholders' equity:
Capital stock (Notes 17 and 18)-common stock authorized, 33,000,000,000 shares; common stock issued, 14,168,853,820 shares in 2016 and 2017, with no stated value		2,090,270	2,090,270
Capital surplus (Note 18)		5,956,644	5,958,929
Retained earnings (Notes 19 and 36):
Appropriated for legal reserve		239,571	239,571
Unappropriated retained earnings		3,931,612	3,980,257
Accumulated other comprehensive income, net of taxes (Note 20)		2,281,423	2,301,259
Treasury stock, at cost-380,944,204 common shares and 739,564,216 common shares in 2016 and 2017		(513,988)	(299,661)
Total Mitsubishi UFJ Financial Group shareholders' equity		13,985,532	14,270,625
Noncontrolling interests (Note 21)		779,176	577,642
Total equity		14,764,708	14,848,267
Total liabilities and equity		297,185,019	292,557,355
Consolidated VIEs [Member]
ASSETS
Cash and due from banks (Note 8)		186	1,409
Interest-earning deposits in other banks (Notes 8 and 32)		12,048	52,527
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥11,929,762 and ¥6,175,242 in 2016 and 2017) (including ¥23,656,715 and ¥14,957,135 measured at fair value under fair value option in 2016 and 2017) (Notes 8, 15, 24 and 32)		539,809	2,048,039
Investment securities (Notes 3, 8 and 32):
Total investment securities		1,637,587	1,383,637
Net loans		12,713,190	7,194,695
All other assets		271,041	193,152
Total assets		15,173,861	10,873,459
LIABILITIES AND EQUITY
Total deposits
Other short-term borrowings (including ¥110,110 and ¥112,424 measured at fair value under fair value option in 2016 and 2017) (Notes 8, 12 and 32)		22,044	37,892
Long-term debt (including ¥499,386 and ¥377,423 measured at fair value under fair value option in 2016 and 2017) (Notes 8, 12 and 32)		547,971	691,400
All other liabilities		49,447	139,920
Total liabilities		¥ 619,462	¥ 869,212

[1]	The above table includes loans held for sale of ¥100,889 million and ¥185,940 million at March 31, 2016 and 2017, respectively.